Earnings Per Share - Summary of Diluted Headline Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Headline Earnings Loss [Abstract]
Diluted earnings per share	£ 0.808	£ 1.416	£ 2.956
Effect of impairment of intangibles and property, plant and equipment, associates and held-for-sale assets net of tax per share (diluted)	0.088	0.002	0.042
Effect of losses on disposal of property, plant and equipment, held-for-sale assets and sale and leaseback (net of tax)	(0.001)	(0.003)	(0.003)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax) and sale of subsidiaries	0.409	0.030	0.036
Effect of foreign exchange reclassification from reserves to the income statement	0.006		0.125
Issue of shares and changes in shareholding of associates (diluted)	(0.004)	(0.003)	(0.003)
Diluted headline earnings per share	£ 1.306	£ 1.442	£ 3.153